Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Financial assets	$ 1,743,889	$ 1,616,873
Maximum exposure to credit risk	672,971	1,530,693
External credit grades
Credit risk
Maximum exposure to credit risk	483,352	432,029
A-1
Credit risk
Maximum exposure to credit risk	311,624	271,581
A-2
Credit risk
Maximum exposure to credit risk	62,122	47,109
B-1
Credit risk
Maximum exposure to credit risk	41,974	35,473
B-2
Credit risk
Maximum exposure to credit risk	17,111	26,333
B-3
Credit risk
Maximum exposure to credit risk	9,985	9,897
C-1
Credit risk
Maximum exposure to credit risk	11,004	11,742
C-2
Credit risk
Maximum exposure to credit risk	12,596	11,341
D
Credit risk
Maximum exposure to credit risk	10,904	10,615
E
Credit risk
Maximum exposure to credit risk	6,032	7,938
Loans and advances - Customers | External credit grades | Gross carrying amount
Credit risk
Financial assets	411,156	371,535
Loans and advances - Customers | A-1 | Gross carrying amount
Credit risk
Financial assets	256,652	225,710
Loans and advances - Customers | A-2 | Gross carrying amount
Credit risk
Financial assets	50,774	37,400
Loans and advances - Customers | B-1 | Gross carrying amount
Credit risk
Financial assets	39,774	33,535
Loans and advances - Customers | B-2 | Gross carrying amount
Credit risk
Financial assets	16,039	25,501
Loans and advances - Customers | B-3 | Gross carrying amount
Credit risk
Financial assets	9,303	9,305
Loans and advances - Customers | C-1 | Gross carrying amount
Credit risk
Financial assets	10,266	11,086
Loans and advances - Customers | C-2 | Gross carrying amount
Credit risk
Financial assets	11,931	10,836
Loans and advances - Customers | D | Gross carrying amount
Credit risk
Financial assets	10,562	10,358
Loans and advances - Customers | E | Gross carrying amount
Credit risk
Financial assets	5,855	7,804
Commercial loans (SME) | External credit grades | Gross carrying amount
Credit risk
Financial assets	51,243	55,884
Commercial loans (SME) | A-1 | Gross carrying amount
Credit risk
Financial assets	31,683	42,503
Commercial loans (SME) | A-2 | Gross carrying amount
Credit risk
Financial assets	10,255	4,625
Commercial loans (SME) | B-1 | Gross carrying amount
Credit risk
Financial assets	1,668	1,280
Commercial loans (SME) | B-2 | Gross carrying amount
Credit risk
Financial assets	835	1,216
Commercial loans (SME) | B-3 | Gross carrying amount
Credit risk
Financial assets	2,694	2,216
Commercial loans (SME) | C-1 | Gross carrying amount
Credit risk
Financial assets	1,096	1,140
Commercial loans (SME) | C-2 | Gross carrying amount
Credit risk
Financial assets	697	626
Commercial loans (SME) | D | Gross carrying amount
Credit risk
Financial assets	1,809	1,784
Commercial loans (SME) | E | Gross carrying amount
Credit risk
Financial assets	506	494
Securitized mortgage assets | External credit grades | Gross carrying amount
Credit risk
Financial assets	210,808	193,841
Securitized mortgage assets | A-1 | Gross carrying amount
Credit risk
Financial assets	173,202	142,698
Securitized mortgage assets | A-2 | Gross carrying amount
Credit risk
Financial assets	10,483	7,628
Securitized mortgage assets | B-1 | Gross carrying amount
Credit risk
Financial assets	5,998	6,759
Securitized mortgage assets | B-2 | Gross carrying amount
Credit risk
Financial assets	3,667	14,994
Securitized mortgage assets | B-3 | Gross carrying amount
Credit risk
Financial assets	1,233	2,071
Securitized mortgage assets | C-1 | Gross carrying amount
Credit risk
Financial assets	3,806	5,031
Securitized mortgage assets | C-2 | Gross carrying amount
Credit risk
Financial assets	6,172	5,815
Securitized mortgage assets | D | Gross carrying amount
Credit risk
Financial assets	4,795	5,297
Securitized mortgage assets | E | Gross carrying amount
Credit risk
Financial assets	1,452	3,548
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	64,349	53,406
Installment loans to individuals - Revolving consumer credit cards loans | A-1 | Gross carrying amount
Credit risk
Financial assets	18,487	15,144
Installment loans to individuals - Revolving consumer credit cards loans | A-2 | Gross carrying amount
Credit risk
Financial assets	24,566	19,831
Installment loans to individuals - Revolving consumer credit cards loans | B-1 | Gross carrying amount
Credit risk
Financial assets	8,026	6,711
Installment loans to individuals - Revolving consumer credit cards loans | B-2 | Gross carrying amount
Credit risk
Financial assets	2,325	1,939
Installment loans to individuals - Revolving consumer credit cards loans | B-3 | Gross carrying amount
Credit risk
Financial assets	1,691	1,419
Installment loans to individuals - Revolving consumer credit cards loans | C-1 | Gross carrying amount
Credit risk
Financial assets	2,890	2,653
Installment loans to individuals - Revolving consumer credit cards loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,643	2,260
Installment loans to individuals - Revolving consumer credit cards loans | D | Gross carrying amount
Credit risk
Financial assets	2,817	2,388
Installment loans to individuals - Revolving consumer credit cards loans | E | Gross carrying amount
Credit risk
Financial assets	904	1,061
Installment loans to individuals - Non-revolving consumer loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	84,756	68,404
Installment loans to individuals - Non-revolving consumer loans | A-1 | Gross carrying amount
Credit risk
Financial assets	33,280	25,365
Installment loans to individuals - Non-revolving consumer loans | A-2 | Gross carrying amount
Credit risk
Financial assets	5,470	5,316
Installment loans to individuals - Non-revolving consumer loans | B-1 | Gross carrying amount
Credit risk
Financial assets	24,082	18,785
Installment loans to individuals - Non-revolving consumer loans | B-2 | Gross carrying amount
Credit risk
Financial assets	9,212	7,352
Installment loans to individuals - Non-revolving consumer loans | B-3 | Gross carrying amount
Credit risk
Financial assets	3,685	3,599
Installment loans to individuals - Non-revolving consumer loans | C-1 | Gross carrying amount
Credit risk
Financial assets	2,474	2,262
Installment loans to individuals - Non-revolving consumer loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,419	2,135
Installment loans to individuals - Non-revolving consumer loans | D | Gross carrying amount
Credit risk
Financial assets	1,141	889
Installment loans to individuals - Non-revolving consumer loans | E | Gross carrying amount
Credit risk
Financial assets	2,993	2,701
Financial instruments not recognized on the consolidated balance sheet | External credit grades
Credit risk
Guarantees and loan commitments	72,196	60,494
Financial instruments not recognized on the consolidated balance sheet | A-1
Credit risk
Guarantees and loan commitments	54,972	45,871
Financial instruments not recognized on the consolidated balance sheet | A-2
Credit risk
Guarantees and loan commitments	11,348	9,709
Financial instruments not recognized on the consolidated balance sheet | B-1
Credit risk
Guarantees and loan commitments	2,200	1,938
Financial instruments not recognized on the consolidated balance sheet | B-2
Credit risk
Guarantees and loan commitments	1,072	832
Financial instruments not recognized on the consolidated balance sheet | B-3
Credit risk
Guarantees and loan commitments	682	592
Financial instruments not recognized on the consolidated balance sheet | C-1
Credit risk
Guarantees and loan commitments	738	656
Financial instruments not recognized on the consolidated balance sheet | C-2
Credit risk
Guarantees and loan commitments	665	505
Financial instruments not recognized on the consolidated balance sheet | D
Credit risk
Guarantees and loan commitments	342	257
Financial instruments not recognized on the consolidated balance sheet | E
Credit risk
Guarantees and loan commitments	177	134
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit risk
Guarantees and loan commitments	72,089	60,428
Available lines of credit cards and non-revolving consumer loans | A-1
Credit risk
Guarantees and loan commitments	54,908	45,805
Available lines of credit cards and non-revolving consumer loans | A-2
Credit risk
Guarantees and loan commitments	11,316	9,709
Available lines of credit cards and non-revolving consumer loans | B-1
Credit risk
Guarantees and loan commitments	2,196	1,938
Available lines of credit cards and non-revolving consumer loans | B-2
Credit risk
Guarantees and loan commitments	1,072	832
Available lines of credit cards and non-revolving consumer loans | B-3
Credit risk
Guarantees and loan commitments	682	592
Available lines of credit cards and non-revolving consumer loans | C-1
Credit risk
Guarantees and loan commitments	738	656
Available lines of credit cards and non-revolving consumer loans | C-2
Credit risk
Guarantees and loan commitments	658	505
Available lines of credit cards and non-revolving consumer loans | D
Credit risk
Guarantees and loan commitments	342	257
Available lines of credit cards and non-revolving consumer loans | E
Credit risk
Guarantees and loan commitments	177	134
Guarantees | External credit grades
Credit risk
Guarantees and loan commitments		66
Guarantees | A-1
Credit risk
Guarantees and loan commitments		$ 66
Loans commitments | External credit grades
Credit risk
Guarantees and loan commitments	107
Loans commitments | A-1
Credit risk
Guarantees and loan commitments	64
Loans commitments | A-2
Credit risk
Guarantees and loan commitments	32
Loans commitments | B-1
Credit risk
Guarantees and loan commitments	4
Loans commitments | C-2
Credit risk
Guarantees and loan commitments	$ 7